Mineral Property Interests (Narrative) (Details) $ in Thousands		1 Months Ended	12 Months Ended				49 Months Ended
	Dec. 12, 2022 CAD ($) shares	Nov. 30, 2023 CAD ($) shares	Dec. 31, 2023 CAD ($) Claims Properties shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2019 CAD ($)	Oct. 31, 2023 CAD ($)	Jan. 01, 2024	Aug. 16, 2023 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure Of Mineral Property Interests [Line Items]
Option payment received			$ 880	$ 310
Net Smelter Royalty Description			The Committee Bay project is subject to a 1% Net Smelter Royalty ("NSR") on gold production, with certain portions subject to an additional 1.5% NSR. The 1.5% NSR is payable on only 7,596 hectares and can be purchased by the Company within two years of commencement of commercial production for $2,000 for each one-third (0.5%) of the 1.5% NSR.			The Company would retain 1-2% net smelter royalties in respect of the properties
Cash			$ 7,313	10,309	$ 3,259					$ 15,361
Option payment received			$ 125	310	$ 150
ESJV [Member]
Disclosure Of Mineral Property Interests [Line Items]
Number of mineral claims | Claims			248
Fury Gold [Member]
Disclosure Of Mineral Property Interests [Line Items]
Percentage of voting equity interests acquired			50.022%
Newmont Corporation [Member]
Disclosure Of Mineral Property Interests [Line Items]
Percentage of voting equity interests acquired			49.978%					100.00%
James Bay Region Of Quebec Properties [Member]
Disclosure Of Mineral Property Interests [Line Items]
Number of properties | Properties			12
Eau claire project [Member]
Disclosure Of Mineral Property Interests [Line Items]
Percentage of voting equity interests acquired			100.00%
Eastmain Mine [Member]
Disclosure Of Mineral Property Interests [Line Items]
Percentage of voting equity interests acquired		75.00%	75.00%
Number of mineral claims | Claims			152
Option payment received							$ 2,320
Exploration expenditures						$ 3,500
Net smelter return payable									$ 468
Ruby Hill Properties [Member]
Disclosure Of Mineral Property Interests [Line Items]
Percentage of voting equity interests acquired		75.00%				100.00%
Cash				$ 310
Benz [Member]
Disclosure Of Mineral Property Interests [Line Items]
Percentage of voting equity interests acquired		75.00%	25.00%
Option payment received		$ 1,725
Interest paid			$ 1,000
Commencement of commercial production			$ 1,500
Cash		$ 1,350
Common stock shares | shares		1,237,216
Common stock fair value		$ 396
Option payment received		$ 1,746
Opinaca area of James Bay, Quebec [Member]
Disclosure Of Mineral Property Interests [Line Items]
Number of mineral claims | Claims			282
Eleonore West block [Member]
Disclosure Of Mineral Property Interests [Line Items]
Number of mineral claims | Claims			34
Committee Bay project [Member]
Disclosure Of Mineral Property Interests [Line Items]
Percentage of voting equity interests acquired			100.00%
Radis Property [Member] | Ophir Gold Corp [Member]
Disclosure Of Mineral Property Interests [Line Items]
Percentage of voting equity interests acquired	100.00%
Option payment received			$ 880
Percentage of net smelter return payable	2.00%
Purchase of royalties by optionee	$ 1,500
Cash	$ 50		$ 75
Common stock shares | shares	2,500,000		1,000,000
Common stock fair value	$ 625		$ 130